Short-term borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Extinguishment of Debt [Line Items]
Short-term borrowings	$ 6,395	$ 6,778	$ 1,376
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Short-term borrowings	6,381	6,765	1,364
Current Portion Of Vehicle Loan [Member]
Extinguishment of Debt [Line Items]
Short-term borrowings	$ 14	$ 13	$ 12